Derivatives (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Derivative Asset, Subject to Master Netting Arrangement, before Offset of Collateral [Abstract]
Derivative assets	$ 5,925,501	$ 1,208,071